UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.7%)
U.S. Government Securities (10.6%)
	United States Treasury Note/Bond	1.500%	6/30/16	14,200	14,267
	United States Treasury Note/Bond	0.500%	7/31/16	131,830	131,748
	United States Treasury Note/Bond	0.875%	9/15/16	135,400	135,569
	United States Treasury Note/Bond	0.625%	12/31/16	223,120	222,736
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,001
	United States Treasury Note/Bond	0.500%	2/28/17	11,000	10,957
	United States Treasury Note/Bond	0.500%	3/31/17	113,300	112,804
	United States Treasury Note/Bond	0.625%	7/31/17	298,000	296,370
	United States Treasury Note/Bond	1.000%	9/15/17	553,000	552,740
	United States Treasury Note/Bond	0.750%	10/31/17	74,500	74,104
1,2	United States Treasury Note/Bond	1.375%	9/30/18	662,270	664,442
	United States Treasury Note/Bond	1.750%	9/30/19	665,000	669,575
	United States Treasury Note/Bond	1.625%	6/30/20	67,580	67,306
	United States Treasury Note/Bond	2.000%	2/15/25	446,910	436,644
	United States Treasury Note/Bond	2.875%	5/15/43	407,370	396,677
	United States Treasury Note/Bond	3.625%	2/15/44	99,150	111,373
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	345,228
	United States Treasury Note/Bond	3.125%	8/15/44	36,035	36,778
	United States Treasury Note/Bond	2.500%	2/15/45	16,425	14,713
					4,339,032
Agency Bonds and Notes (0.2%)
	Private Export Funding Corp.	2.250%	12/15/17	51,055	51,912
3	Tennessee Valley Authority	4.625%	9/15/60	19,800	20,735
					72,647
Conventional Mortgage-Backed Securities (1.5%)
4,5	Fannie Mae Pool	2.500%	3/1/27–1/1/29	8,933	9,027
[4,5,13] Fannie Mae Pool		3.500%	11/1/25–1/1/46	238,000	245,511
4,5	Fannie Mae Pool	4.500%	10/1/29–1/1/46	255,143	277,319
4,5	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/42	6	7
4,5	Freddie Mac Gold Pool	4.500%	4/1/25–1/1/46	67,079	73,078
4	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	65	74
4	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	5,047	5,748
					610,764
Nonconventional Mortgage-Backed Securities (0.3%)
4,5	Fannie Mae REMICS	3.500%	4/25/31	6,910	7,159
4,5	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	13,201	14,197
4,5	Freddie Mac REMICS	3.500%	3/15/31	4,095	4,246
4,5	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	77,206	83,414
					109,016
Total U.S. Government and Agency Obligations (Cost $5,066,792)					5,131,459
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
4	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,016
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	95,240
4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	117,745	117,181
6	American Tower Trust I	1.551%	3/15/18	13,530	13,414
6	American Tower Trust I	3.070%	3/15/23	32,900	32,027
[4,6,7]	Apidos CDO	1.815%	4/17/26	39,850	39,576

[4,6,7]	ARES CLO Ltd.	1.835%	4/17/26	39,670	39,399
[4,6,7]	Atlas Senior Loan Fund Ltd.	1.861%	10/15/26	12,360	12,238
[4,6,7]	Atlas Senior Loan Fund V Ltd.	1.867%	7/16/26	9,890	9,812
4,6	Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	4,000	4,009
[4,6,7]	Babson CLO Ltd.	1.807%	7/20/25	4,555	4,518
4	Banc of America Commercial Mortgage Trust
	2006-2	5.834%	5/10/45	4,415	4,434
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	13,049	13,190
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	6,968	7,070
[4,6,7]	CECLO 2013-20A 144A	1.800%	1/25/26	40,000	39,386
[4,6,7]	Cent CLO	1.813%	7/27/26	13,260	13,125
[4,6,7]	Cent CLO 22 Ltd.	1.824%	11/7/26	30,200	29,837
[4,6,7]	CIFC Funding Ltd.	1.815%	4/18/25	38,255	37,972
4	COMM 2006-C7 Mortgage Trust	5.768%	6/10/46	6,048	6,093
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,210
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	9,338	9,449
[4,6,7]	Dryden Senior Loan Fund	1.667%	4/18/26	37,710	37,305
4,6	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	3,200	3,196
4,6	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,205
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,142
4,6	Hilton USA Trust 2013-HLT	2.662%	11/5/30	37,815	37,765
[4,6,7]	ING Investment Management Co.	1.815%	4/18/26	37,635	37,353
4	LB-UBS Commercial Mortgage Trust 2006-C4	5.820%	6/15/38	7,906	7,966
4,7	LB-UBS Commercial Mortgage Trust 2008-C1	6.087%	4/15/41	21,570	23,051
[4,6,7]	Limerock CLO	1.817%	4/18/26	43,000	42,388
[4,6,7]	Madison Park Funding XII Ltd.	1.765%	1/19/25	24,975	24,764
[4,6,7]	Madison Park Funding XIII Ltd.	1.817%	7/20/26	29,375	29,161
4	Merrill Lynch Mortgage Trust 2006-C1	5.666%	5/12/39	6,501	6,520
4,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	25,225
[4,6,7]	OZLM VI Ltd.	1.865%	4/17/26	30,910	30,715
4	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	15,610	15,592
4	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	9,665	9,693
6	SBA Tower Trust	2.898%	10/15/19	37,250	36,620
[4,6,7]	Seneca Park CLO Ltd.	1.795%	7/17/26	21,705	21,518
[4,6,7]	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/35	22,000	21,307
[4,6,7]	Shackleton CLO Ltd.	1.795%	7/17/26	20,985	20,803
4,6	Springleaf Funding Trust	2.410%	12/15/22	37,000	36,893
4,6	Springleaf Funding Trust	3.160%	11/15/24	43,060	42,745
4,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,348
4,6	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	7,480	7,390
[4,6,7]	SYMP 14-14AA2 144A	1.801%	7/14/26	36,945	36,660
[4,6,7]	Thacher Park CLO 2014-1	1.787%	10/20/26	16,115	15,958
4	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,022
[4,6,7]	Voya CLO 2014-2 Ltd.	1.765%	7/17/26	5,905	5,829
4,6	Westlake Automobile Receivables Trust	0.970%	10/16/17	10,412	10,399
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,229,566)					1,219,729

Corporate Bonds (40.2%)
Finance (15.5%)
Banking (12.0%)
American Express Co.	5.500%	9/12/16	25,000	25,733
American Express Co.	6.150%	8/28/17	35,000	37,476
American Express Credit Corp.	2.375%	3/24/17	35,650	36,035
American Express Credit Corp.	2.250%	8/15/19	24,000	24,001
Bank of America Corp.	3.750%	7/12/16	23,000	23,289
Bank of America Corp.	5.625%	10/14/16	22,500	23,210
Bank of America Corp.	6.875%	4/25/18	32,000	35,298
Bank of America Corp.	5.650%	5/1/18	60,090	64,615
Bank of America Corp.	5.625%	7/1/20	28,825	31,981
Bank of America Corp.	5.875%	1/5/21	10,285	11,643
Bank of America Corp.	5.000%	5/13/21	35,910	39,235
Bank of America Corp.	3.300%	1/11/23	18,875	18,607
Bank of America Corp.	4.100%	7/24/23	47,670	49,296
Bank of America Corp.	4.125%	1/22/24	7,500	7,725
Bank of America Corp.	4.000%	1/22/25	26,225	25,678
Bank of America Corp.	6.110%	1/29/37	30,000	34,048
Bank of America Corp.	5.875%	2/7/42	8,770	10,235
Bank of America Corp.	5.000%	1/21/44	24,180	25,223
Bank of America Corp.	4.875%	4/1/44	7,820	8,069
Bank of Montreal	2.500%	1/11/17	71,580	72,409
Bank of Montreal	2.375%	1/25/19	29,000	29,260
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	54,508
Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,251
Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,317
Bank of Nova Scotia	2.550%	1/12/17	31,000	31,429
Bank of Nova Scotia	2.800%	7/21/21	58,100	58,836
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	44,350	44,004
Bank One Corp.	7.750%	7/15/25	25,000	31,083
6 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	37,949
6 Barclays Bank plc	6.050%	12/4/17	27,600	29,355
Barclays Bank plc	2.500%	2/20/19	25,800	25,967
Barclays Bank plc	6.750%	5/22/19	18,605	21,246
Barclays Bank plc	5.125%	1/8/20	12,065	13,259
Barclays Bank plc	5.140%	10/14/20	7,935	8,613
Barclays Bank plc	3.750%	5/15/24	19,300	19,646
BB&T Corp.	1.600%	8/15/17	19,775	19,814
BB&T Corp.	5.250%	11/1/19	19,000	20,776
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	16,365
BNP Paribas SA	2.400%	12/12/18	11,000	11,087
BNP Paribas SA	3.250%	3/3/23	6,750	6,724
BPCE SA	2.500%	12/10/18	15,570	15,724
BPCE SA	2.500%	7/15/19	42,100	42,223
BPCE SA	4.000%	4/15/24	25,885	26,807
6 BPCE SA	5.150%	7/21/24	37,185	37,491
Capital One Financial Corp.	3.150%	7/15/16	4,045	4,082
Capital One Financial Corp.	4.750%	7/15/21	36,165	39,196
Capital One Financial Corp.	3.750%	4/24/24	60,945	61,419
Capital One Financial Corp.	3.200%	2/5/25	12,500	12,087
Capital One Financial Corp.	4.200%	10/29/25	9,715	9,591
Citigroup Inc.	1.750%	5/1/18	13,000	12,875
Citigroup Inc.	2.500%	9/26/18	31,000	31,231
Citigroup Inc.	2.550%	4/8/19	30,000	30,197
Citigroup Inc.	2.500%	7/29/19	29,565	29,486
Citigroup Inc.	2.400%	2/18/20	87,550	86,504

Citigroup Inc.	4.500%	1/14/22	30,140	32,270
Citigroup Inc.	6.625%	6/15/32	9,000	10,614
Citigroup Inc.	8.125%	7/15/39	1,883	2,691
Citigroup Inc.	5.875%	1/30/42	7,460	8,559
Citigroup Inc.	4.950%	11/7/43	7,000	7,347
Citigroup Inc.	5.300%	5/6/44	15,745	16,356
Compass Bank	2.750%	9/29/19	12,250	12,130
Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	44,851
6 Credit Agricole SA	2.500%	4/15/19	45,420	45,628
Credit Suisse	1.750%	1/29/18	25,940	25,859
Credit Suisse	2.300%	5/28/19	18,975	18,994
Credit Suisse	5.300%	8/13/19	9,000	9,935
Credit Suisse	3.000%	10/29/21	53,710	53,571
Credit Suisse	3.625%	9/9/24	3,955	3,983
6 Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	45,547
6 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	55,954
Deutsche Bank AG	2.500%	2/13/19	44,000	44,244
Fifth Third Bank	2.875%	10/1/21	8,780	8,755
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	26,021
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	56,073
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	23,720
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	26,714
Goldman Sachs Group Inc.	2.600%	4/23/20	11,900	11,872
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	26,857
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	77,629
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	76,278
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,803
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,343
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	23,374
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	28,177
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	42,715
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	19,862
Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	15,792
6 HSBC Bank plc	4.750%	1/19/21	42,960	47,137
HSBC Bank USA NA	5.875%	11/1/34	21,000	24,286
HSBC Holdings plc	4.000%	3/30/22	10,870	11,408
HSBC Holdings plc	7.625%	5/17/32	15,800	20,225
HSBC Holdings plc	6.500%	5/2/36	22,000	26,201
HSBC Holdings plc	6.100%	1/14/42	43,680	55,015
HSBC Holdings plc	5.250%	3/14/44	5,795	5,992
HSBC USA Inc.	1.625%	1/16/18	35,910	35,732
HSBC USA Inc.	2.350%	3/5/20	58,195	57,604
HSBC USA Inc.	3.500%	6/23/24	26,200	26,276
Huntington National Bank	1.700%	2/26/18	15,000	14,864
Huntington National Bank	2.200%	4/1/19	17,850	17,669
Huntington National Bank	2.400%	4/1/20	36,530	35,937
6 ING Bank NV	3.750%	3/7/17	35,000	35,824
6 ING Bank NV	1.800%	3/16/18	51,425	51,424
JPMorgan Chase & Co.	2.000%	8/15/17	51,000	51,246
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	76,477
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,124
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	35,431
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,660
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,514
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	35,594
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,469
JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,847

JPMorgan Chase & Co.	4.125%	12/15/26	24,400	24,346
JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,215
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	80,673
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	18,244
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,584
JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,998
6 Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,081
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,277
Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,443
Morgan Stanley	5.450%	1/9/17	15,000	15,570
Morgan Stanley	1.875%	1/5/18	9,470	9,461
Morgan Stanley	6.625%	4/1/18	25,000	27,385
Morgan Stanley	2.125%	4/25/18	104,400	104,561
Morgan Stanley	2.500%	1/24/19	43,200	43,353
Morgan Stanley	7.300%	5/13/19	53,955	62,010
Morgan Stanley	5.500%	7/24/20	15,000	16,727
Morgan Stanley	5.750%	1/25/21	13,900	15,625
Morgan Stanley	3.875%	4/29/24	22,050	22,481
Morgan Stanley	4.000%	7/23/25	20,805	21,438
Morgan Stanley	7.250%	4/1/32	51,100	66,946
Morgan Stanley	4.300%	1/27/45	24,705	23,407
National City Bank	5.800%	6/7/17	50,000	52,844
6 Nationwide Building Society	2.350%	1/21/20	22,720	22,578
Northern Trust Corp.	3.450%	11/4/20	10,285	10,732
PNC Bank NA	5.250%	1/15/17	16,000	16,572
PNC Bank NA	3.300%	10/30/24	14,645	14,689
PNC Bank NA	2.950%	2/23/25	34,775	33,581
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	41,123
Santander Bank NA	2.000%	1/12/18	21,075	20,922
Santander Holdings USA Inc.	2.650%	4/17/20	19,225	18,757
Santander Issuances SAU	5.179%	11/19/25	24,800	24,216
6 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,662
State Street Corp.	5.375%	4/30/17	55,500	58,371
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	57,994
Synchrony Financial	2.600%	1/15/19	17,915	17,849
Synchrony Financial	3.000%	8/15/19	8,570	8,565
Synchrony Financial	2.700%	2/3/20	12,580	12,352
6 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,384
US Bancorp	3.700%	1/30/24	39,005	40,777
Wachovia Corp.	5.750%	2/1/18	9,500	10,264
Wachovia Corp.	6.605%	10/1/25	15,000	17,791
Wells Fargo & Co.	5.625%	12/11/17	47,000	50,438
Wells Fargo & Co.	2.150%	1/30/20	46,920	46,561
Wells Fargo & Co.	3.000%	1/22/21	27,580	27,996
Wells Fargo & Co.	4.600%	4/1/21	40,000	43,547
Wells Fargo & Co.	3.500%	3/8/22	54,840	56,435
Wells Fargo & Co.	3.450%	2/13/23	49,865	49,895
Wells Fargo & Co.	4.480%	1/16/24	34,444	36,246
Wells Fargo & Co.	3.000%	2/19/25	28,660	27,679
Wells Fargo & Co.	3.550%	9/29/25	27,170	27,369
Wells Fargo & Co.	5.606%	1/15/44	28,551	31,602
Wells Fargo & Co.	4.650%	11/4/44	20,735	20,186
Wells Fargo & Co.	4.900%	11/17/45	16,060	16,108

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,345

Finance Companies (0.8%)
6 GE Capital International Funding Co.	2.342%	11/15/20	58,112	57,644
6 GE Capital International Funding Co.	3.373%	11/15/25	59,548	60,158
6 GE Capital International Funding Co.	4.418%	11/15/35	201,814	205,752

Insurance (2.2%)
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	15,728
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	16,804
ACE INA Holdings Inc.	2.300%	11/3/20	5,235	5,181
ACE INA Holdings Inc.	3.350%	5/15/24	20,340	20,517
ACE INA Holdings Inc.	3.350%	5/3/26	12,280	12,237
ACE INA Holdings Inc.	4.350%	11/3/45	24,795	25,082
Aetna Inc.	1.750%	5/15/17	2,966	2,968
Anthem Inc.	2.300%	7/15/18	12,045	12,029
Anthem Inc.	3.700%	8/15/21	25,635	26,092
Anthem Inc.	3.125%	5/15/22	30,450	29,786
Anthem Inc.	3.300%	1/15/23	20,000	19,472
Anthem Inc.	4.650%	8/15/44	8,832	8,414
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	34,721
Cigna Corp.	3.250%	4/15/25	43,165	42,181
CNA Financial Corp.	3.950%	5/15/24	4,335	4,326
6 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,542
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,219
6 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,029
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,871
Loews Corp.	2.625%	5/15/23	14,100	13,358
6 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,244
6 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,069
MetLife Inc.	1.903%	12/15/17	7,340	7,376
MetLife Inc.	3.600%	4/10/24	28,000	28,806
MetLife Inc.	4.125%	8/13/42	5,300	4,993
MetLife Inc.	4.875%	11/13/43	17,500	18,305
6 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,371
6 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,315
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,762
6 New York Life Global Funding	1.650%	5/15/17	53,000	53,210
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	52,201
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,573
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,800
6 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,183
6 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	11,990	12,117
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,504
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,585
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	23,919
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,157
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,343
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,842
UnitedHealth Group Inc.	4.625%	7/15/35	21,295	22,172
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	25,445
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	36,799
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	30,022
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	19,934

Other Finance (0.1%)
6 LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,038

Real Estate Investment Trusts (0.4%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	18,000
Duke Realty LP	6.500%	1/15/18	4,819	5,211
HCP Inc.	6.000%	1/30/17	20,000	20,832
Liberty Property LP	6.625%	10/1/17	10,096	10,827
Realty Income Corp.	5.950%	9/15/16	9,940	10,252
Realty Income Corp.	5.750%	1/15/21	8,675	9,661
Simon Property Group LP	4.375%	3/1/21	22,000	23,829
Simon Property Group LP	4.125%	12/1/21	12,946	13,874
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	11,670	11,569
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,555
				6,316,743
Industrial (21.8%)
Basic Industry (0.5%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	35,655	33,574
CF Industries Inc.	5.375%	3/15/44	28,635	24,954
LyondellBasell Industries NV	4.625%	2/26/55	28,625	23,171
Monsanto Co.	4.700%	7/15/64	7,025	5,370
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	15,120
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	9,450	9,183
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,190
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	37,357
Rio Tinto Finance USA plc	2.250%	12/14/18	23,950	23,343
Rio Tinto Finance USA plc	3.500%	3/22/22	14,065	13,236

Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	20,825	26,979
6 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,001
6 BAE Systems Holdings Inc.	3.850%	12/15/25	9,120	9,075
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	38,106
Caterpillar Inc.	3.900%	5/27/21	32,880	34,934
Caterpillar Inc.	2.600%	6/26/22	9,575	9,457
Caterpillar Inc.	3.400%	5/15/24	19,475	19,644
Caterpillar Inc.	5.200%	5/27/41	19,770	21,502
Caterpillar Inc.	3.803%	8/15/42	20,469	18,295
Caterpillar Inc.	4.300%	5/15/44	7,885	7,596
Deere & Co.	4.375%	10/16/19	13,090	14,117
Eaton Corp.	5.300%	3/15/17	20,000	20,871
Eaton Corp.	6.500%	6/1/25	10,000	11,917
General Dynamics Corp.	3.875%	7/15/21	9,950	10,505
General Electric Capital Corp.	5.300%	2/11/21	1,806	2,034
General Electric Capital Corp.	4.650%	10/17/21	18,610	20,531
General Electric Capital Corp.	3.150%	9/7/22	16,706	17,100
General Electric Capital Corp.	3.100%	1/9/23	6,094	6,178
General Electric Capital Corp.	6.750%	3/15/32	9,962	12,950
General Electric Capital Corp.	6.150%	8/7/37	13,205	16,509
General Electric Capital Corp.	5.875%	1/14/38	27,573	33,712
General Electric Capital Corp.	6.875%	1/10/39	9,904	13,480
General Electric Co.	2.700%	10/9/22	14,000	13,940
General Electric Co.	4.125%	10/9/42	7,940	7,756
General Electric Co.	4.500%	3/11/44	8,725	8,964
Honeywell International Inc.	4.250%	3/1/21	29,484	32,264

Illinois Tool Works Inc.	3.500%	3/1/24	42,775	44,029
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,658
John Deere Capital Corp.	2.800%	1/27/23	8,000	7,849
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,112
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,740
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,296
Lockheed Martin Corp.	2.900%	3/1/25	31,690	30,427
Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,795
Lockheed Martin Corp.	4.700%	5/15/46	16,650	17,056
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	14,931
Raytheon Co.	3.125%	10/15/20	10,000	10,303
6 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	47,459
6 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	25,650	25,648
6 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	28,495	29,387
United Technologies Corp.	4.500%	4/15/20	24,170	26,417
United Technologies Corp.	3.100%	6/1/22	10,095	10,283
United Technologies Corp.	4.500%	6/1/42	38,885	39,059

Communication (4.1%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	5,006
21st Century Fox America Inc.	6.200%	12/15/34	11,000	12,443
America Movil SAB de CV	3.125%	7/16/22	66,820	65,292
America Movil SAB de CV	6.125%	3/30/40	10,000	10,968
America Movil SAB de CV	4.375%	7/16/42	17,680	15,820
American Tower Corp.	3.450%	9/15/21	23,985	24,095
AT&T Inc.	2.950%	5/15/16	40,093	40,420
AT&T Inc.	1.400%	12/1/17	15,595	15,515
AT&T Inc.	2.300%	3/11/19	20,145	20,164
AT&T Inc.	3.875%	8/15/21	20,000	20,689
AT&T Inc.	6.500%	9/1/37	24,600	27,687
CBS Corp.	4.300%	2/15/21	22,710	23,640
Comcast Corp.	3.600%	3/1/24	15,490	16,010
Comcast Corp.	4.250%	1/15/33	15,060	15,004
Comcast Corp.	4.200%	8/15/34	18,620	18,451
Comcast Corp.	4.400%	8/15/35	22,290	22,521
Comcast Corp.	6.450%	3/15/37	20,000	24,784
Comcast Corp.	6.950%	8/15/37	45,000	58,713
Comcast Corp.	4.650%	7/15/42	7,260	7,337
Comcast Corp.	4.500%	1/15/43	20,000	19,936
Comcast Corp.	4.750%	3/1/44	16,635	17,292
Comcast Corp.	4.600%	8/15/45	26,430	26,769
6 COX Communications Inc.	5.875%	12/1/16	40,000	41,447
6 Cox Communications Inc.	4.800%	2/1/35	43,525	36,037
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	41,384
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	21,060	20,997
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,125	10,967
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,900	5,186
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,795
Discovery Communications LLC	5.625%	8/15/19	7,635	8,308
Discovery Communications LLC	5.050%	6/1/20	13,365	14,226
Grupo Televisa SAB	6.625%	1/15/40	13,805	14,492
Grupo Televisa SAB	5.000%	5/13/45	5,925	5,058
Grupo Televisa SAB	6.125%	1/31/46	13,475	13,474

6	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,220
	Michigan Bell Telephone Co.	7.850%	1/15/22	23,750	28,645
6	NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,136
6	NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	84,004
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,247
	Orange SA	9.000%	3/1/31	46,900	66,268
6	SBA Tower Trust	2.933%	12/15/17	28,850	28,967
6	Sky plc	2.625%	9/16/19	30,550	30,303
6	Sky plc	3.750%	9/16/24	35,911	34,799
	Time Warner Cable Inc.	5.850%	5/1/17	70,000	73,205
	Time Warner Cable Inc.	8.750%	2/14/19	915	1,060
	Time Warner Cable Inc.	8.250%	4/1/19	11,944	13,724
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,953
	Time Warner Inc.	4.750%	3/29/21	13,000	13,983
	Time Warner Inc.	6.250%	3/29/41	8,000	8,894
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,958
	Verizon Communications Inc.	3.500%	11/1/21	78,905	80,325
	Verizon Communications Inc.	6.400%	9/15/33	62,160	71,021
	Verizon Communications Inc.	6.400%	2/15/38	23,000	26,170
	Verizon Communications Inc.	4.750%	11/1/41	28,730	26,403
	Verizon Communications Inc.	6.550%	9/15/43	71,200	84,266
	Verizon New Jersey Inc.	8.000%	6/1/22	14,585	17,953
	Verizon Virginia LLC	7.875%	1/15/22	16,000	19,424
	Viacom Inc.	6.250%	4/30/16	7,952	8,074
	Viacom Inc.	5.625%	9/15/19	10,000	10,806
	Vodafone Group plc	1.250%	9/26/17	37,000	36,647
	Vodafone Group plc	5.450%	6/10/19	26,000	28,614
	Walt Disney Co.	4.125%	6/1/44	18,320	18,548

	Consumer Cyclical (3.0%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,265
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	1,980
	Amazon.com Inc.	2.500%	11/29/22	31,600	30,564
	Amazon.com Inc.	4.800%	12/5/34	30,880	32,410
	Amazon.com Inc.	4.950%	12/5/44	20,180	21,502
6	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,769
6	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,235
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,740
	AutoZone Inc.	4.000%	11/15/20	25,000	26,297
	AutoZone Inc.	3.700%	4/15/22	12,752	12,988
	AutoZone Inc.	3.125%	7/15/23	22,000	21,529
	CVS Health Corp.	5.750%	6/1/17	7,534	7,974
	CVS Health Corp.	2.750%	12/1/22	20,000	19,446
	CVS Health Corp.	4.875%	7/20/35	36,405	37,587
	CVS Health Corp.	5.125%	7/20/45	42,460	44,760
4,6	CVS Pass-Through Trust	5.926%	1/10/34	14,890	16,417
6	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,526
6	Daimler Finance North America LLC	2.625%	9/15/16	30,000	30,257
6	Daimler Finance North America LLC	2.250%	7/31/19	58,255	57,505
6	Daimler Finance North America LLC	2.450%	5/18/20	2,260	2,224
6	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,401
	eBay Inc.	1.350%	7/15/17	10,960	10,884
	Ford Motor Credit Co. LLC	2.375%	3/12/19	55,300	54,491
	Ford Motor Credit Co. LLC	3.157%	8/4/20	31,000	30,841
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,300
	Home Depot Inc.	4.400%	4/1/21	12,300	13,523
	Home Depot Inc.	2.700%	4/1/23	24,715	24,537

	Home Depot Inc.	4.400%	3/15/45	22,390	23,174
	Johnson Controls Inc.	5.000%	3/30/20	29,000	31,147
	Johnson Controls Inc.	3.750%	12/1/21	25,000	25,120
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,503
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	12,308
	McDonald's Corp.	3.500%	7/15/20	21,760	22,470
	McDonald's Corp.	2.625%	1/15/22	10,175	9,928
	McDonald's Corp.	3.250%	6/10/24	4,400	4,349
6	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,414
6	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,272
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,385
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	34,767
	Target Corp.	5.375%	5/1/17	5,000	5,277
	Target Corp.	6.000%	1/15/18	16,500	17,975
	Target Corp.	2.900%	1/15/22	11,850	12,027
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,232
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,151
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,036
6	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,221
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	80,265
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,631
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,595
	Wal-Mart Stores Inc.	2.550%	4/11/23	44,450	43,781
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	62,573
	Wal-Mart Stores Inc.	4.300%	4/22/44	16,995	17,329

	Consumer Noncyclical (7.0%)
	AbbVie Inc.	1.750%	11/6/17	28,485	28,426
	Actavis Funding SCS	3.000%	3/12/20	15,075	15,049
	Actavis Funding SCS	3.450%	3/15/22	26,770	26,769
	Actavis Funding SCS	4.850%	6/15/44	14,075	13,918
	Altria Group Inc.	4.750%	5/5/21	40,806	44,322
	Altria Group Inc.	2.850%	8/9/22	1,835	1,794
	Altria Group Inc.	4.500%	5/2/43	15,940	15,121
	Amgen Inc.	3.625%	5/22/24	38,185	38,170
	Amgen Inc.	5.150%	11/15/41	27,515	27,905
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	7,680
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,605
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	81,200	89,796
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	868
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	49,836	47,853
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	16,269
	AstraZeneca plc	5.900%	9/15/17	50,000	53,598
	AstraZeneca plc	1.950%	9/18/19	12,435	12,372
	AstraZeneca plc	2.375%	11/16/20	37,225	36,974
	AstraZeneca plc	4.375%	11/16/45	25,305	25,145
[4,6,7]	Avery 2014 A 144A	1.840%	4/25/26	36,540	36,300
6	BAT International Finance plc	2.750%	6/15/20	17,600	17,656
6	BAT International Finance plc	3.250%	6/7/22	50,880	51,023
6	BAT International Finance plc	3.500%	6/15/22	7,440	7,530
6	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,157
6	Bayer US Finance LLC	3.000%	10/8/21	38,730	39,076
6	Bayer US Finance LLC	3.375%	10/8/24	9,425	9,471
	Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,246
	Bestfoods	6.625%	4/15/28	25,000	32,017
	Biogen Inc.	2.900%	9/15/20	17,465	17,405
	Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	17,223

Cardinal Health Inc.	1.700%	3/15/18	2,401	2,392
Cardinal Health Inc.	2.400%	11/15/19	22,090	22,107
Cardinal Health Inc.	3.200%	3/15/23	11,650	11,531
Cardinal Health Inc.	3.500%	11/15/24	20,020	20,034
Cardinal Health Inc.	4.500%	11/15/44	23,250	22,587
6 Cargill Inc.	6.000%	11/27/17	7,000	7,511
6 Cargill Inc.	4.760%	11/23/45	83,304	84,356
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,931
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	21,930	20,537
Celgene Corp.	2.250%	5/15/19	5,145	5,094
Celgene Corp.	3.550%	8/15/22	15,160	15,302
Celgene Corp.	3.625%	5/15/24	11,980	11,772
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	13,998
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,704
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,820
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,375
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	28,408
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,843
Diageo Capital plc	5.500%	9/30/16	11,066	11,419
Diageo Capital plc	2.625%	4/29/23	42,580	41,074
Diageo Investment Corp.	2.875%	5/11/22	17,245	16,974
Dignity Health California GO	2.637%	11/1/19	4,480	4,502
Dignity Health California GO	3.812%	11/1/24	9,060	9,245
Eli Lilly & Co.	3.700%	3/1/45	20,040	18,778
6 EMD Finance LLC	2.950%	3/19/22	19,640	18,999
6 EMD Finance LLC	3.250%	3/19/25	39,545	37,484
Express Scripts Holding Co.	2.650%	2/15/17	58,371	58,948
Express Scripts Holding Co.	2.250%	6/15/19	14,030	13,929
Express Scripts Holding Co.	4.750%	11/15/21	2,645	2,845
6 Forest Laboratories Inc.	4.875%	2/15/21	7,125	7,677
General Mills Inc.	5.650%	2/15/19	6,850	7,515
7 General Mills Inc.	6.390%	2/5/23	50,000	56,656
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,246
Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,893
Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,751
Gilead Sciences Inc.	4.500%	2/1/45	28,465	27,962
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,699
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	18,265
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	51,862
6 Grupo Bimbo SAB de CV	3.875%	6/27/24	15,640	15,183
6 Heineken NV	2.750%	4/1/23	8,725	8,429
6 Imperial Tobacco Finance plc	3.750%	7/21/22	16,995	17,063
Johnson & Johnson	6.730%	11/15/23	15,000	19,193
Kaiser Foundation Hospitals	3.500%	4/1/22	18,980	19,235
Kaiser Foundation Hospitals	4.875%	4/1/42	12,455	12,779
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	27,832
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,157
6 Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,555
6 Kraft Heinz Foods Co.	5.200%	7/15/45	8,205	8,573
Kroger Co.	2.200%	1/15/17	22,780	23,003
Kroger Co.	3.300%	1/15/21	13,605	13,821
Kroger Co.	3.850%	8/1/23	5,055	5,212
McKesson Corp.	3.250%	3/1/16	4,910	4,927
McKesson Corp.	2.700%	12/15/22	7,010	6,717
McKesson Corp.	2.850%	3/15/23	6,840	6,555
McKesson Corp.	3.796%	3/15/24	14,565	14,652
Medtronic Inc.	1.375%	4/1/18	16,225	16,141

Medtronic Inc.	2.500%	3/15/20	25,335	25,487
Medtronic Inc.	3.150%	3/15/22	46,380	46,844
Medtronic Inc.	3.625%	3/15/24	7,510	7,695
Medtronic Inc.	3.500%	3/15/25	62,791	63,528
Medtronic Inc.	4.375%	3/15/35	8,470	8,551
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,430	10,021
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	12,370
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	6,075
Merck & Co. Inc.	3.875%	1/15/21	30,000	32,158
Merck & Co. Inc.	2.350%	2/10/22	24,825	24,367
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,567
Merck & Co. Inc.	2.750%	2/10/25	38,000	36,923
Merck & Co. Inc.	4.150%	5/18/43	28,405	28,080
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	19,848
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	14,997
Molson Coors Brewing Co.	5.000%	5/1/42	7,770	7,504
Mondelez International Inc.	4.125%	2/9/16	15,000	15,041
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	21,641
Novartis Capital Corp.	3.400%	5/6/24	13,425	13,858
Novartis Capital Corp.	4.400%	5/6/44	21,485	22,335
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,057
PepsiCo Inc.	3.125%	11/1/20	48,610	50,320
PepsiCo Inc.	4.000%	3/5/42	35,200	33,921
Pfizer Inc.	6.200%	3/15/19	28,600	32,193
Pfizer Inc.	3.000%	6/15/23	25,440	25,865
Philip Morris International Inc.	4.500%	3/26/20	25,000	27,202
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,800
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,956
Philip Morris International Inc.	2.625%	3/6/23	23,000	22,520
Philip Morris International Inc.	3.875%	8/21/42	22,785	20,849
4 Procter & Gamble - Esop	9.360%	1/1/21	13,405	16,019
Procter & Gamble Co.	6.450%	1/15/26	25,000	31,724
Procter & Gamble Co.	5.550%	3/5/37	25,000	30,574
6 Roche Holdings Inc.	6.000%	3/1/19	16,422	18,393
6 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,462
6 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,232
6 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,427
6 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	5,792
6 SABMiller plc	6.500%	7/15/18	30,000	33,097
Sanofi	4.000%	3/29/21	36,275	38,745
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,182
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	18,930
Unilever Capital Corp.	4.250%	2/10/21	78,185	85,313
Wyeth LLC	5.950%	4/1/37	15,000	17,860

Energy (2.9%)
6 BG Energy Capital plc	2.875%	10/15/16	26,655	26,907
6 BG Energy Capital plc	4.000%	10/15/21	4,375	4,532
BP Capital Markets plc	2.248%	11/1/16	34,545	34,843
BP Capital Markets plc	4.750%	3/10/19	18,140	19,431
BP Capital Markets plc	2.315%	2/13/20	3,760	3,712
BP Capital Markets plc	4.500%	10/1/20	28,000	29,957
BP Capital Markets plc	4.742%	3/11/21	10,000	10,885
BP Capital Markets plc	3.062%	3/17/22	35,770	35,039

BP Capital Markets plc	3.245%	5/6/22	10,000	9,951
BP Capital Markets plc	2.500%	11/6/22	8,000	7,630
BP Capital Markets plc	3.994%	9/26/23	13,130	13,334
BP Capital Markets plc	3.814%	2/10/24	24,850	24,787
BP Capital Markets plc	3.506%	3/17/25	41,710	40,574
Chevron Corp.	3.191%	6/24/23	42,875	43,047
ConocoPhillips	7.000%	3/30/29	11,500	13,129
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	15,472
ConocoPhillips Co.	2.875%	11/15/21	11,870	11,529
ConocoPhillips Co.	3.350%	11/15/24	12,170	11,300
ConocoPhillips Co.	3.350%	5/15/25	10,565	9,509
ConocoPhillips Co.	4.300%	11/15/44	48,640	40,237
Devon Energy Corp.	5.850%	12/15/25	41,475	40,378
Devon Energy Corp.	5.000%	6/15/45	18,245	13,827
Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	13,895
Encana Corp.	6.500%	5/15/19	24,150	24,983
Encana Corp.	6.500%	8/15/34	15,000	12,495
EOG Resources Inc.	5.625%	6/1/19	16,285	17,769
EOG Resources Inc.	2.625%	3/15/23	13,150	12,416
Halliburton Co.	3.375%	11/15/22	19,905	19,646
Halliburton Co.	3.500%	8/1/23	67,975	66,293
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,813
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	8,698
Phillips 66	4.875%	11/15/44	8,855	7,848
6 Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,177
6 Schlumberger Investment SA	2.400%	8/1/22	20,765	19,741
Shell International Finance BV	4.375%	3/25/20	16,000	17,152
Shell International Finance BV	2.250%	11/10/20	49,900	49,125
Shell International Finance BV	4.125%	5/11/35	38,475	36,608
Shell International Finance BV	5.500%	3/25/40	10,795	11,622
Shell International Finance BV	4.375%	5/11/45	68,950	65,156
Suncor Energy Inc.	3.600%	12/1/24	19,505	18,489
Suncor Energy Inc.	5.950%	12/1/34	13,000	12,965
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	25,145
Texaco Capital Inc.	8.625%	4/1/32	25,000	37,998
Total Capital International SA	1.550%	6/28/17	38,435	38,426
Total Capital International SA	2.700%	1/25/23	32,714	31,169
Total Capital International SA	3.750%	4/10/24	50,000	50,852
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,610
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	19,485

Other Industrial (0.2%)
6 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,344
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,009
6 Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	23,500	23,297
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	24,431

Technology (1.4%)
Apple Inc.	2.850%	5/6/21	34,300	35,140
Apple Inc.	3.450%	5/6/24	31,140	32,258
Apple Inc.	3.850%	5/4/43	15,275	14,082
Apple Inc.	4.450%	5/6/44	4,035	4,080
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,217
Cisco Systems Inc.	2.900%	3/4/21	10,700	11,017
EMC Corp.	1.875%	6/1/18	42,815	39,948
EMC Corp.	3.375%	6/1/23	16,070	13,031
Intel Corp.	3.300%	10/1/21	10,000	10,355

International Business Machines Corp.	5.700%	9/14/17	41,710	44,740
International Business Machines Corp.	3.375%	8/1/23	61,300	62,180
International Business Machines Corp.	3.625%	2/12/24	22,800	23,371
International Business Machines Corp.	7.000%	10/30/25	25,000	32,070
Microsoft Corp.	3.000%	10/1/20	10,000	10,464
Microsoft Corp.	2.375%	2/12/22	19,865	19,614
Microsoft Corp.	3.625%	12/15/23	13,500	14,199
Microsoft Corp.	2.700%	2/12/25	23,890	23,248
Microsoft Corp.	3.125%	11/3/25	26,300	26,376
Microsoft Corp.	4.500%	10/1/40	18,210	18,985
Microsoft Corp.	4.450%	11/3/45	11,885	12,283
Oracle Corp.	5.000%	7/8/19	35,000	38,540
Oracle Corp.	2.500%	5/15/22	38,860	38,096
Oracle Corp.	2.950%	5/15/25	11,300	11,028

Transportation (0.7%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,251
6 ERAC USA Finance LLC	6.375%	10/15/17	36,290	38,962
6 ERAC USA Finance LLC	2.350%	10/15/19	12,165	11,975
6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,827
6 ERAC USA Finance LLC	3.300%	10/15/22	745	735
6 ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,581
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,192
FedEx Corp.	2.625%	8/1/22	14,760	14,406
FedEx Corp.	2.700%	4/15/23	15,810	15,320
FedEx Corp.	3.200%	2/1/25	12,425	12,090
FedEx Corp.	4.900%	1/15/34	15,540	16,009
FedEx Corp.	3.875%	8/1/42	4,505	3,895
FedEx Corp.	5.100%	1/15/44	26,055	27,003
6 Kansas City Southern	4.950%	8/15/45	32,290	31,404
Ryder System Inc.	2.500%	3/1/18	32,000	31,953
United Parcel Service Inc.	2.450%	10/1/22	17,095	16,874
United Parcel Service Inc.	4.875%	11/15/40	14,810	16,487
				8,875,856
Utilities (2.9%)
Electric (2.8%)
Alabama Power Co.	5.550%	2/1/17	11,765	12,264
Alabama Power Co.	3.750%	3/1/45	20,255	18,224
Ameren Illinois Co.	2.700%	9/1/22	58,000	57,025
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	15,506
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	25,999
Berkshire Hathaway Energy Co.	6.500%	9/15/37	35,000	42,636
Commonwealth Edison Co.	4.350%	11/15/45	6,815	6,860
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	60,930
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	31,142
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,801
Dominion Resources Inc.	3.625%	12/1/24	23,850	23,625
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	22,467
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,730
Duke Energy Corp.	2.150%	11/15/16	35,000	35,254
Duke Energy Corp.	1.625%	8/15/17	34,840	34,791
Duke Energy Corp.	4.800%	12/15/45	37,600	38,011
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,151
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,071
Duke Energy Progress LLC	4.200%	8/15/45	27,055	26,684
Eversource Energy	4.500%	11/15/19	1,880	2,005
Eversource Energy	3.150%	1/15/25	6,775	6,618

	Florida Power & Light Co.	6.200%	6/1/36	22,452	28,099
	Florida Power & Light Co.	5.250%	2/1/41	29,745	34,100
	Florida Power & Light Co.	4.125%	2/1/42	20,000	19,918
	Georgia Power Co.	5.700%	6/1/17	50,000	52,778
	Georgia Power Co.	4.300%	3/15/42	25,835	23,880
	MidAmerican Energy Co.	4.250%	5/1/46	8,105	8,035
	Mississippi Power Co.	4.250%	3/15/42	20,000	15,296
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	13,800	13,930
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	32,210	31,132
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,974
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	10,963
	Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,929
	Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	43,499
	Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	31,965
	PacifiCorp	2.950%	6/1/23	14,835	14,815
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,286
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,544
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,397
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,567
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,442
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,472
	South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	28,661
	South Carolina Electric & Gas Co.	5.100%	6/1/65	19,550	20,346
	Southern California Edison Co.	5.500%	8/15/18	31,730	34,567
	Southern California Edison Co.	3.875%	6/1/21	24,860	26,308
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,109
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,392
	Tampa Electric Co.	2.600%	9/15/22	20,205	19,622
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	53,750
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,538

	Natural Gas (0.1%)
	NiSource Finance Corp.	6.400%	3/15/18	19,895	21,675
	NiSource Finance Corp.	4.800%	2/15/44	8,500	8,644

					1,176,427
Total Corporate Bonds (Cost $15,915,363)					16,369,026
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
6	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	10,000	10,318
6	CDP Financial Inc.	4.400%	11/25/19	22,000	23,818
6	Electricite de France SA	4.600%	1/27/20	31,972	34,466
6	Electricite de France SA	4.875%	1/22/44	2,910	2,816
6	Electricite de France SA	4.950%	10/13/45	12,500	12,096
4,6	Electricite de France SA	5.250%	1/29/49	19,510	18,437
4,6	Electricite de France SA	5.625%	12/29/49	33,850	32,113
	Korea Development Bank	2.875%	8/22/18	32,285	32,912
	Korea Development Bank	2.500%	3/11/20	62,550	62,393
	Province of New Brunswick	5.200%	2/21/17	30,000	31,349
	Province of Ontario	4.400%	4/14/20	48,000	52,440
6	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	51,685	50,845
6	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	51,685	48,848
6	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,806

	Statoil ASA	3.125%	8/17/17	33,000	33,814
	Statoil ASA	5.250%	4/15/19	8,895	9,691
	Statoil ASA	2.250%	11/8/19	16,095	16,052
	Statoil ASA	2.900%	11/8/20	22,450	22,669
	Statoil ASA	2.750%	11/10/21	23,500	23,133
	Statoil ASA	2.450%	1/17/23	10,840	10,253
	Statoil ASA	2.650%	1/15/24	10,105	9,570
	Statoil ASA	3.700%	3/1/24	20,035	20,217
	Statoil ASA	3.250%	11/10/24	22,425	21,867
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,334
	United Mexican States	3.500%	1/21/21	11,250	11,358
	United Mexican States	3.600%	1/30/25	19,710	19,057
Total Sovereign Bonds (Cost $685,307)					690,672
Taxable Municipal Bonds (3.1%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	45,549
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	22,775	31,342
	California GO	5.700%	11/1/21	15,655	18,338
	California GO	7.550%	4/1/39	45,525	66,178
	California GO	7.300%	10/1/39	4,460	6,232
	California GO	7.625%	3/1/40	2,345	3,410
	California GO	7.600%	11/1/40	22,525	33,481
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	5,100
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	16,349
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	13,390	16,763
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	12,640	14,587
	Chicago Transit Authority	6.899%	12/1/40	22,445	25,903
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	29,460
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,760
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	77,967
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	37,016	44,086
	Houston TX GO	6.290%	3/1/32	22,245	27,212
	Illinois GO	5.100%	6/1/33	50,105	47,402
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,558
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	47,000	46,705
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	12,915	18,250
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	38,806
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	36,140
	Louisville & Jefferson County KY Metropolitan
	Sewer District Sewer & Drainage System
	Revenue	6.250%	5/15/43	11,000	13,916
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	14,535
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,247
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	41,184
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,755

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,990
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	16,558
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	5,600	7,416
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,543
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	21,411
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,518
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	43,568
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	18,230
8	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,473
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,680
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	6,808
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	55,225
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	11,083
	President & Fellows of Harvard College
	Massachusetts GO	6.300%	10/1/37	68,000	68,935
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,116
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	7,819
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,432
	University of California	3.931%	5/15/45	18,275	17,798
	University of California Regents General
	Revenue	4.601%	5/15/31	19,390	20,664
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	16,165	20,800
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	20,890	26,821
	University of California Revenue	5.770%	5/15/43	23,675	28,880
	University of California Revenue	4.765%	5/15/44	4,740	4,824
	Utah GO	3.289%	7/1/20	21,900	23,090
9	Wisconsin GO	5.700%	5/1/26	9,000	10,421
Total Taxable Municipal Bonds (Cost $1,142,371)					1,279,318

				Shares
Common Stocks (37.5%)
Consumer Discretionary (1.1%)
	McDonald's Corp.			2,583,120	305,170
	Thomson Reuters Corp.			3,315,910	125,507
					430,677
Consumer Staples (5.0%)
	Kraft Heinz Co.			5,094,386	370,668
	Coca-Cola Co.			7,054,300	303,053
	British American Tobacco plc			4,567,612	253,659
	Philip Morris International Inc.			2,523,900	221,876
	Altria Group Inc.			3,348,310	194,905
	Sysco Corp.			4,064,040	166,626

Procter & Gamble Co.	1,853,360	147,175
Diageo plc ADR	1,191,600	129,968
Kimberly-Clark Corp.	975,620	124,196
PepsiCo Inc.	1,129,460	112,856
		2,024,982
Energy (4.3%)
Exxon Mobil Corp.	6,323,770	492,938
Chevron Corp.	4,514,860	406,156
Occidental Petroleum Corp.	4,177,800	282,461
Suncor Energy Inc.	10,608,600	273,702
Phillips 66	1,999,900	163,592
Enbridge Inc.	3,764,600	124,947
		1,743,796
Financials (5.6%)
Wells Fargo & Co.	12,360,362	671,909
JPMorgan Chase & Co.	8,801,550	581,167
BlackRock Inc.	874,580	297,812
ACE Ltd.	1,979,103	231,258
MetLife Inc.	3,996,300	192,662
M&T Bank Corp.	1,518,000	183,951
National Bank of Canada	3,894,100	113,443
		2,272,202
Health Care (5.5%)
Johnson & Johnson	5,496,630	564,614
Merck & Co. Inc.	10,435,690	551,213
Pfizer Inc.	15,696,697	506,689
AstraZeneca plc ADR	7,289,320	247,473
Roche Holding AG	610,112	169,067
Novartis AG	1,268,663	109,130
Bristol-Myers Squibb Co.	1,387,500	95,446
		2,243,632
Industrials (4.3%)
General Electric Co.	17,650,020	549,798
Eaton Corp. plc	5,759,030	299,700
Lockheed Martin Corp.	946,150	205,457
Waste Management Inc.	3,315,280	176,937
Caterpillar Inc.	2,424,200	164,749
United Parcel Service Inc. Class B	1,369,150	131,753
3M Co.	817,500	123,148
Schneider Electric SE	1,848,073	104,978
		1,756,520
Information Technology (5.5%)
Microsoft Corp.	14,582,090	809,015
Intel Corp.	12,898,210	444,343
Cisco Systems Inc.	16,007,120	434,673
Maxim Integrated Products Inc.	3,979,980	151,239
Analog Devices Inc.	2,487,280	137,596
International Business Machines Corp.	950,500	130,808
Texas Instruments Inc.	1,983,650	108,724
		2,216,398
Materials (1.3%)
Dow Chemical Co.	3,690,880	190,007
^ Agrium Inc.	1,499,869	133,998
Nucor Corp.	2,786,750	112,306

International Paper Co.			1,860,220	70,130
				506,441
Telecommunication Services (1.6%)
Verizon Communications Inc.			9,557,056	441,727
BCE Inc.			5,361,800	207,156
				648,883
Utilities (3.6%)
Duke Energy Corp.			4,274,200	305,135
Dominion Resources Inc.			4,344,300	293,849
Xcel Energy Inc.			8,076,760	290,036
National Grid plc			18,026,271	248,612
Eversource Energy			3,811,760	194,667
NextEra Energy Inc.			1,209,600	125,665
				1,457,964
Total Common Stocks (Cost $11,756,128)				15,301,495

	Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (0.2%)
[10,11] Vanguard Market Liquidity Fund	0.363%		99,929,523	99,930

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.5%)
Bank of America Securities, LLC
(Dated 12/31/15, Repurchase Value
$49,902,000, collateralized by Government
National Mortgage Assn., 4.000%, 5/20/45,
with a value of $50,898,000)	0.300%	1/4/16	49,900	49,900
Deutsche Bank Securities, Inc.
(Dated 12/31/15, Repurchase Value
$25,701,000, collateralized by Government
National Mortgage Assn., 4.000%,
12/20/45, with a value of $26,214,000)	0.360%	1/4/16	25,700	25,700
HSBC Bank USA
(Dated 12/31/15, Repurchase Value
$69,902,000, collateralized by U.S.
Treasury Note/Bond, 0.625%-4.625%,
2/15/17-2/15/40, with a value of
$71,306,000)	0.290%	1/4/16	69,900	69,900
RBC Capital Markets LLC
(Dated 12/31/15, Repurchase Value
$5,300,000, collateralized by Federal Home
Loan Mortgage Corp. 2.192%-2.680%,
5/1/36-8/1/43, and Federal National
Mortgage Assn., 1.988%-3.615%, 10/1/35-
12/1/45, with a value of $5,406,000)	0.280%	1/4/16	5,300	5,300
RBS Securities, Inc.
(Dated 12/31/15, Repurchase Value
$33,401,000, collateralized by U.S.
Treasury Note/Bond 1.500%-2.750%,
5/31/19-2/15/24, with a value of
$34,069,000)	0.300%	1/4/16	33,400	33,400
				184,200

U.S. Government and Agency Obligations (0.5%)
3	Federal Home Loan Bank Discount Notes	0.135%	1/29/16	100,000	99,986
3	Federal Home Loan Bank Discount Notes	0.145%	2/3/16	90,000	89,977
					189,963
Total Temporary Cash Investments (Cost $474,106)					474,093
Total Investments (99.3%) (Cost $36,269,633)					40,465,792
Other Assets and Liabilities-Net (0.7%)[11,12]					300,637
Net Assets (100%)					40,766,429

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $95,997,000.
1 Securities with a value of $596,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2 Securities with a value of $740,000 have been segregated as collateral for open over-the-counter swap contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $3,851,943,000, representing 9.4% of net assets.
7 Adjustable-rate security.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11 Includes $99,930,000 of collateral received for securities on loan.
12 Cash of $7,214,000 has been segregated as initial margin for open futures contracts.
13 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2015.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant

Wellesley Income Fund

market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Wellesley Income Fund

counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,131,459	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,219,729	—
Corporate Bonds	—	16,369,026	—
Sovereign Bonds	—	690,672	—
Taxable Municipal Bonds	—	1,279,318	—
Common Stocks	14,416,048	885,447	—
Temporary Cash Investments	99,930	374,163	—
Futures Contracts—Assets[1]	876	—	—
Futures Contracts—Liabilities[1]	(1,597)	—	—
Swap Contracts—Liabilities		(103)	—
Total	14,515,257	25,949,711	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Wellesley Income Fund

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2016	(10,644)	(1,259)	4,137
10-Year U.S. Treasury Note	March 2016	2,952	372	(1,135)
Ultra-Long U.S. Treasury Bond	March 2016	(100)	(16)	(93)
				2,909

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties,

Wellesley Income Fund

and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At period ended December 31, 2015, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills Inc.	3/20/18	DBAG	25,000	400	(1.000)	(103)

DBAG—Deutsche Bank AG.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

I. At December 31, 2015, the cost of investment securities for tax purposes was $36,381,387,000. Net unrealized appreciation of investment securities for tax purposes was $4,084,405,000, consisting of unrealized gains of $4,718,629,000 on securities that had risen in value since their purchase and $634,224,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.